Business acquisitions	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Business acquisitions	Business acquisitions
a) MacKellar Group
On October 1, 2023, the Company acquired 100% of the shares and business of MacKellar Group (“MacKellar”), a privately owned Australia-based provider of heavy earthworks solutions to the mining and civil sectors for total consideration of $179,668 including a cash payment and contingent consideration comprised of a contingent payment based on forecasted performance for a specific customer which is expected to be paid in full, an earn-out mechanism based on MacKellar’s future net income generated over four years, and deferred consideration which is a vendor provided debt mechanism to be paid out evenly over four years and is estimated based on unaudited financial statements at closing. The acquisition of MacKellar significantly expands the Company's capability and allows the Company to serve a highly valuable and diversified base of customers globally.
The following table summarizes the total consideration paid for MacKellar and the fair values of the assets acquired and liabilities assumed at the acquisition date:

October 1, 2023
Cash consideration	$65,572
Earn-out at estimated fair value	79,839
Deferred consideration at estimated fair value	27,014
Contingent payment at estimated fair value	7,243
Total consideration transferred	$179,668

Equipment financing assumed	203,946
Total purchase price	$383,614

Purchase price allocation to assets acquired and liabilities assumed:
Cash	$13,901
Accounts receivable	65,033
Contract assets	713
Inventories	12,155
Prepaid expenses	2,187
Property, plant and equipment	394,394
Investments in affiliates and joint ventures	85
Intangible assets	690
Accounts payable	(45,829)
Accrued liabilities	(22,464)
Other long-term obligations	(16,934)
Deferred income tax liabilities	(20,317)
Third party equipment financing assumed:
Financing obligations	(173,430)
Finance leases	(30,516)
Total identifiable net assets at fair value	$179,668
NACG’s existing Credit Facility funded the payout of the third party equipment financing assumed as part of the Transaction in the amount of $73,657 for financing obligations and $18,509 for finance leases.
The fair value of the assets acquired includes $65,033 of accounts receivable, comprised of trade and other receivables. The gross amount of accounts receivable approximates its fair value with no expected uncollectible amounts as of the acquisition date.
The fair value of the assets acquired includes $394,394 of property, plant and equipment. The Company engaged a third-party specialist to determine the fair value of the property, plant and equipment using a market based approach based primarily on the selling price of comparable assets.
During the period from acquisition to December 31, 2023, the Company recognized $122,519 or 12.8% of revenue and $13,946 or 22.1% of net income from MacKellar recorded in the Consolidated Statement of Operations and Comprehensive Income.
The following unaudited pro forma information gives effect to the transaction as if it had occurred on January 1, 2022. The unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred on January 1, 2022, nor are they indicative of future results of operations.

Year ended December 31,	2023	2022
Revenue	$1,296,328	$1,086,460
Net income	89,658	78,261
These pro forma amounts have been calculated after applying NACG's accounting policies and adjusting the results of MacKellar to reflect the depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant, and equipment had been applied from January 1, 2022, with the consequential tax effects.
During the year ended December 31, 2023, the Company recognized $7,095 of acquisition-related costs in general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income. The fiscal 2023 unaudited pro forma net income above was adjusted to exclude the impact of acquisition-related transaction costs. These acquisition costs have been reflected in the pro forma earnings for the year ended December 31, 2022, in the table above.
b) ML Northern Services Ltd.
On October 1, 2022, the Company acquired 100% of the shares and business of ML Northern Services Ltd. ("ML Northern"), a privately-owned heavy equipment servicing company specializing in mobile fuel, lube, and steaming services based in Fort McMurray, Alberta, for total consideration of $8,002, comprised of a purchase price of $13,723 for property, plant and equipment and working capital, less assumed lease liabilities of $5,721.
The following table summarizes the total consideration paid for ML Northern and the fair value of the assets acquired and liabilities assumed at the acquisition date:

Purchase price allocation to assets acquired and liabilities assumed:	October 1, 2022
Property, plant and equipment and working capital
Cash	$795
Accounts receivable	4,068
Prepaid expenses	30
Property, plant and equipment	9,562
Operating lease right-of-use asset	131
Accounts payable	(48)
Accrued liabilities	(599)
Deferred tax liabilities	(216)
$13,723
Lease liabilities
Finance lease liabilities	$(5,595)
Operating lease liabilities	(126)
$(5,721)
Total identifiable net assets at fair value	$8,002
The Company paid cash consideration of $3,000 and recorded deferred consideration of $5,002 included in accrued liabilities at December 31, 2022. During the year ended December 31, 2022, the Company recognized $95 of acquisition-related costs associated with professional and legal advisory fees in general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income.
During the year ended December 31, 2022, the Company recognized $5,224 of revenue and $1,094 of net income from ML Northern recorded in the Consolidated Statement of Operations and Comprehensive Income. Pro forma disclosures related to the effect of the acquisition have been excluded on the basis of immateriality.
Deferred consideration of $5,002 was paid during the year ended December 31, 2023.